Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS OPERATING ACTIVITIES:
Net loss	$ (4,822,406)	$ (1,040,525)	$ 2,213,012	$ 1,484,313
Adjustments to reconcile net loss to net cash used in operating activities:
Interest	25,315
Translation diff	(262,646)
Depreciation and amortization	227,219	6,864
Stock compensation expense	1,597,693	819,732
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(12,723,129)
Accounts payable and accrued expenses	2,126,898	(89,782)
Net cash used in operating activities	(13,831,054)	(303,711)
INVESTING ACTIVITIES:
Notes Receivables - Acquisition	0
Long Term Receivable	(4,069,383)
Purchase of property and equipment	(877,403)
Net cash used in investing activities	(4,946,786)
FINANCING ACTIVITIES:
Proceeds from Options Exercised	50,000
Recapitalization	(4,559,341)
Proceeds from notes payable	(1,000,000)
Proceeds from loan
Proceeds from Bank Overdraft Facility	6,118,214
Proceeds from securities offering	446,188	412,080
Repayment of Warrants	(12,360)
Proceeds from Notes Converted	22,980,000
Treasury stock			26,000	(26,000)
Net cash provided by financing activities	24,022,701	412,080
Net change in cash	5,244,861	108,369
Cash at beginning of year	1,351,364	405,774	405,774
Cash at end of year	6,596,224	514,143	1,351,364	405,774
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest
Avra Medical Robotics, Inc.
CASH FLOWS OPERATING ACTIVITIES:
Net loss			(2,213,012)	(1,484,313)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest			45,529
Depreciation and amortization			9,143	18,787
Stock compensation expense			865,468	767,237
Stock issued for services				1,107,500
Investment loss				77,392
Changes in operating assets and liabilities:
Prepaid expenses and other assets			(6,387)
Accounts payable and accrued expenses			(91,052)	(849,637)
Net cash used in operating activities			(1,435,841)	(363,034)
INVESTING ACTIVITIES:
Notes Receivables - Acquisition			(3,000,000)
Investment in Avra Air LLC				38,150
Net cash used in investing activities			(3,000,000)	38,150
FINANCING ACTIVITIES:
Repayment of Promissory note			(145,000)
Proceeds from 7% convertible Promissory note			4,000,000
Proceeds from private placement				315,200
Proceeds from Options Exercised				12,900
Proceeds from securities offering			1,500,431	267,850
Treasury stock			26,000	(26,000)
Net cash provided by financing activities			5,381,431	569,949
Net change in cash			(945,590)	245,065
Cash at beginning of year	$ 1,351,364	$ 405,774	405,774	160,709
Cash at end of year			1,351,364	405,774
Non-cash investing activities:
Cash received for interest				118
Related party note payable converted into common stock				50,000
Reduction of account payable and equipment				$ 9,543